Other non current assets (Tables)	6 Months Ended
Jun. 30, 2011
Other Non Current Assets Disclosure
Other Non Current Assets
	December 31,	June 30,
	2010	2011
Security deposits for derivatives	$78,600	$59,300
Delivery payment for drillship	294,569	0
Option for construction of drillships	99,024	24,756
Other	0	11,878
Balance at end of year/period	$472,193	$95,934